UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22128
FocusShares Trust
(Exact name of registrant as specified in charter)
210 Summit Avenue, Suite C11
Montvale NJ 07645
(Address of principal executive offices) (Zip code)
Erik Liik
FocusShares LLC
210 Summit Avenue, Suite C11
Montvale NJ 07645
(Name and Address of Agent for Service)
With a copy to:
Kathleen Moriarty, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022
Registrant’s telephone number, including area code: (201) 930-8500
Date of fiscal year end: September 30
Date of reporting period: March 31, 2008

Item 1. Reports to Stockholders.
The following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FocusShares ISE Homebuilders Index Fund
FocusShares ISE SINdex Fund
FocusShares ISE-CCM Homeland Security Index Fund
FocusShares ISE-Revere Wal-Mart Supplier Index Fund

Semi-annual Report to Shareholders
March 31, 2008

This Page Intentionally Left Blank

FocusShares Trust
Premium/Discount Information (unaudited)
Period covered: November 28, 2007 (inception) through March 31, 2008

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from the inception date of such Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	ISE Homebuilders				ISE-CCM Homeland		ISE-Revere Wal-Mart
	Index Fund		ISE SINdex Fund		Security Fund		Supplier Fund
Basis Point	Number of	Percentage of	Number of	Percentage of	Number of	Percentage of	Number of	Percentage of
Differential	Days	Total Days	Days	Total Days	Days	Total Days	Days	Total Days

≥ 100.0	13	15.5%	7	8.3%	6	7.1%	16	19.1%
75.0 – 99.9	2	2.4%	2	2.4%	5	6.0%	5	6.0%
50.0 – 74.9	3	3.6%	7	8.3%	6	7.1%	11	13.1%
25.0 – 49.9	7	8.3%	5	5.9%	15	17.9%	8	9.5%
0.0 – 24.9	14	16.6%	22	26.2%	17	20.2%	11	13.1%
-24.9 – 0.0	8	9.5%	18	21.4%	13	15.5%	7	8.3%
-49.9 – -25.0	6	7.2%	14	16.7%	4	4.8%	9	10.7%
-74.9 – -50.0	3	3.6%	2	2.4%	4	4.8%	3	3.6%
-99.9 – -75.0	2	2.4%	3	3.6%	2	2.4%	7	8.3%
≤ -100.0	26	30.9%	4	4.8%	12	14.2%	7	8.3%

	84	100.0%	84	100.0%	84	100.0%	84	100.0%

ISE Homebuilders Index Fund
Schedule of Portfolio Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS (99.8%)

Homebuilding (99.8%)
Avatar Holdings, Inc.(a)	11,488	$500,762
Beazer Homes USA, Inc.	48,852	461,651
Brookfield Homes Corp.	32,124	539,683
Centex Corp.	33,568	812,681
Champion Enterprises, Inc.(a)	55,364	555,301
DR Horton, Inc.	75,276	1,185,597
Gafisa SA ADR(a)	12,060	402,322
Hovnanian Enterprises, Inc., Class A(a)	51,494	545,836
KB Home	20,448	505,679
Lennar Corp., Class A	46,822	880,722
Levitt Corp., Class A(a)	55,970	110,821
M/I Homes, Inc.	11,584	196,696
MDC Holdings, Inc.	12,098	529,771
Meritage Homes Corp.(a)	28,508	550,775
NVR, Inc.(a)	891	532,372
Palm Harbor Homes, Inc.(a)	4,544	23,901
Pulte Homes, Inc.	43,752	636,592
Ryland Group, Inc.	16,984	558,604
Skyline Corp.	13,752	382,581
Standard Pacific Corp.	40,144	195,100
Toll Brothers, Inc.(a)	48,016	1,127,416
WCI Communities, Inc.(a)	32,586	109,163

Total Common Stocks (Cost $9,163,351)		11,344,026

	Shares	Value
SHORT-TERM INVESTMENT (0.4%)
Investment Company (0.4%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $50,840)	50,840	50,840

Total Investments (100.2%) (Cost $9,214,191)		11,394,866
Liabilities in Excess of Other Assets (-0.2%)		(27,067)

Net Assets (100%)		$11,367,799

(a)	Non-income producing security.

ADR     American Depositary Receipt

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of March 31, 2008, is as follows:

Appreciation	$2,277,991
Depreciation	(97,316)

Net Appreciation	$2,180,675

Presentation of Portfolio Holdings

The following table depicts the Fund’s holdings by industry and/or security type, as a percentage of net assets.

Percentage of
Classification	Net Assets
Homebuilding	99.8%
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(0.2)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

ISE SINdex Fund
Schedule of Portfolio Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS (99.5%)

Brewers (9.7%)
Anheuser-Busch Cos., Inc.	2,554	$121,187
Cia de Bebidas das Americas, Preference Shares ADR	1,792	135,386
Molson Coors Brewing Co., Class B	2,260	118,808

		375,381

Casinos & Gaming (51.2%)
Ameristar Casinos, Inc.	7,592	138,554
Bally Technologies, Inc.(a)	4,202	144,297
Boyd Gaming Corp.	7,188	143,760
International Game Technology	3,198	128,591
Isle of Capri Casinos, Inc.(a)	19,372	138,510
Las Vegas Sands Corp.(a)	1,670	122,979
Melco PBL Entertainment Macau Ltd. ADR(a)	10,078	114,688
MGM Mirage(a)	2,257	132,644
Monarch Casino & Resort, Inc.(a)	7,040	124,678
Penn National Gaming, Inc.(a)	3,348	146,408
Pinnacle Entertainment, Inc.(a)	10,278	131,558
Scientific Games Corp., Class A(a)	7,724	163,054
Shuffle Master, Inc.(a)	19,374	103,651
WMS Industries, Inc.(a)	3,614	129,996
Wynn Resorts Ltd.	1,224	123,183

		1,986,551

Distillers & Vintners (13.4%)
Brown-Forman Corp., Class B	1,832	121,315
Central European Distribution Corp.(a)	2,486	144,660
Constellation Brands, Inc., Class A(a)	7,698	136,024
Diageo PLC ADR	1,462	118,890

		520,889

Tobacco (25.2%)
Alliance One International, Inc.(a)	25,552	154,334
Altria Group, Inc.	1,958	43,468
British American Tobacco PLC ADR	1,822	138,017
Loews Corp. - Carolina Group	1,608	116,660
Reynolds American, Inc.	1,878	110,858
Universal Corp.	2,228	146,001
UST, Inc.	2,424	132,156
Vector Group Ltd.	7,698	135,408

		976,902

Total Common Stocks (Cost $4,616,370)		3,859,723

	Shares	Value
SHORT-TERM INVESTMENT (1.4%)
Investment Company (1.4%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $54,930)	54,930	54,930

Total Investments (100.9%) (Cost $4,671,300)		3,914,653
Liabilities in Excess of Other Assets (-0.9%)		(34,217)

Net Assets (100%)		$3,880,436

(a)	Non-income producing security.

ADR     American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

ISE SINdex Fund
Schedule of Portfolio Investments (continued)
March 31, 2008 (unaudited)

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of March 31, 2008, is as follows:

Appreciation	$120,392
Depreciation	(877,039)

Net Depreciation	$(756,647)

Presentation of Portfolio Holdings

The following table depicts the Fund’s holdings by industry and/or security type, as a percentage of net assets.

Percentage of
Classification	Net Assets

Casinos & Gaming	51.2%
Tobacco	25.2
Distillers & Vintners	13.4
Brewers	9.7
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.9)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS (99.5%)

Aerospace & Defense (15.9%)
American Science & Engineering, Inc.	1,202	$65,593
Applied Signal Technology, Inc.	876	10,337
DRS Technologies, Inc.	3,072	179,036
L-3 Communications Holdings, Inc.	3,204	350,325
Taser International, Inc.(a)	4,702	44,199

		649,490

Application Software (0.3%)
Digimarc Corp.(a)	1,028	10,270

Biotechnology (3.8%)
AVI BioPharma, Inc.(a)	6,954	12,795
BioCryst Pharmaceuticals, Inc.(a)	1,730	7,975
Cepheid, Inc.(a)	5,440	132,682

		153,452

Communications Equipment (6.8%)
Harris Corp.	5,736	278,368

Computer Storage & Peripherals (0.2%)
ActivIdentity Corp.(a)	3,248	8,218

Diversified Commercial & Professional Services (3.0%)
Tetra Tech, Inc.(a)	6,308	123,069

Electronic Equipment Manufacturers (8.2%)
Flir Systems, Inc.(a)	5,726	172,295
L-1 Identity Solutions, Inc.(a)	7,406	98,500
OSI Systems, Inc.(a)	2,540	58,471
RAE Systems, Inc.(a)	3,572	6,858

		336,124

Health Care Equipment (4.1%)
STERIS Corp.	6,286	168,653

IT Consulting & Other Services (19.4%)
CACI International, Inc., Class A(a)	2,908	132,460
Mantech International Corp., Class A(a)	3,044	138,076
SAIC, Inc.(a)	8,830	164,150
SI International, Inc.(a)	2,554	49,011
SRA International, Inc., Class A(a)	6,068	147,513
Unisys Corp.(a)	36,940	163,644

		794,854

Life Sciences Tools & Services (10.7%)
Thermo Fisher Scientific, Inc.(a)	7,662	435,508

Office Electronics (4.0%)
Zebra Technologies Corp., Class A(a)	4,938	164,534

Office Services & Supplies (3.4%)
Mine Safety Appliances Co.	3,394	139,799

Systems Software (19.7%)
Check Point Software Technologies(a)	8,204	183,770
McAfee, Inc.(a)	4,436	146,787
Secure Computing Corp.(a)	7,120	45,924
Symantec Corp.(a)	25,826	429,228

		805,709

Total Common Stocks (Cost $4,451,318)		4,068,048

The accompanying notes are an integral part of the financial statements.

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments (continued)
March 31, 2008 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (0.8%)
Investment Company (0.8%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $33,913)	33,913	$33,913

Total Investments (100.3%) (Cost $4,485,231)		4,101,961
Liabilities in Excess of Other Assets (-0.3%)		(12,855)

Net Assets (100%)		$4,089,106

(a)	Non-income producing security.

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of March 31, 2008, is as follows:

Appreciation	$35,415
Depreciation	(418,685)

Net Depreciation	$(383,270)

Presentation of Portfolio Holdings

The following table depicts the Fund’s holdings by industry and/or security type, as a percentage of net assets.

Percentage of
Classification	Net Assets

Systems Software	19.7%
IT Consulting & Other Services	19.4
Aerospace & Defense	15.9
Life Sciences Tools & Services	10.7
Electronic Equipment Manufacturers	8.2
Communications Equipment	6.8
Short-Term Investment	0.8
Other*	18.8
Liabilities in Excess of Other Assets	(0.3)

Net Assets	100.0%

* Industries which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

ISE-Revere Wal-Mart Suppliers Index Fund
Schedule of Portfolio Investments
March 31, 2008 (unaudited)

	Shares	Value
COMMON STOCKS (99.7%)

Apparel, Accessories & Luxury Goods (4.6%)
Hanesbrands, Inc.(a)	6,984	$203,933

Home Entertainment Software (5.6%)
Activision, Inc.(a)	9,114	248,903

Household Appliances (1.4%)
Helen of Troy Ltd.(a)	3,736	62,653

Household Products (14.8%)
Church & Dwight Co., Inc.	3,968	215,224
Clorox Co.	4,164	235,849
Energizer Holdings, Inc.(a)	2,210	199,961
Spectrum Brands, Inc.(a)	2,112	9,652

		660,686

Housewares & Specialties (1.1%)
CSS Industries, Inc.	1,420	49,643

Leisure Products (15.1%)
Hasbro, Inc.	9,012	251,435
Jakks Pacific, Inc.(a)	3,932	108,405
Leapfrog Enterprises, Inc., Class A(a)	5,536	39,029
Mattel, Inc.	14,008	278,759

		677,628

Movies & Entertainment (2.8%)
Lions Gate Entertainment Corp.(a)	12,840	125,190

Packaged Foods & Meats (36.2%)
Cal-Maine Foods, Inc.	3,248	108,418
Dean Foods Co.	8,440	169,559
Del Monte Foods Co.	16,328	155,606
Diamond Foods, Inc.	1,048	19,011
Flowers Foods, Inc.	7,128	176,418
General Mills, Inc.	4,724	282,873
JM Smucker Co. (The)	3,816	193,128
Kellogg Co.	5,394	283,509
Lance, Inc.	4,698	92,081
Tootsie Roll Industries, Inc.	5,558	140,058

		1,620,661

Personal Products (9.9%)
Alberto-Culver Co.	7,500	205,575
Chattem, Inc.(a)	1,674	111,053
Prestige Brands Holdings, Inc.(a)	5,200	42,536
Revlon, Inc., Class A(a)	87,580	85,829

		444,993

Pharmaceuticals (4.9%)
Perrigo Co.	5,752	217,023

Soft Drinks (0.7%)
Cott Corp.(a)	9,294	32,622

Specialized Consumer Services (2.6%)
Coinstar, Inc.(a)	4,198	118,132

Total Common Stocks (Cost $4,456,889)		4,462,067

The accompanying notes are an integral part of the financial statements.

ISE-Revere Wal-Mart Suppliers Index Fund
Schedule of Portfolio Investments (continued)
March 31, 2008 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT (0.6%)
Investment Company (0.6%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $25,076)	25,076	$25,076

Total Investments (100.3%) (Cost $4,481,965)		4,487,143
Liabilities in Excess of Other Assets (-0.3%)		(12,734)

Net Assets (100%)		$4,474,409

(a)	Non-income producing security.

Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of March 31, 2008, is as follows:

Appreciation	$214,071
Depreciation	(208,893)

Net Appreciation	$5,178

Presentation of Portfolio Holdings

The following table depicts the Fund’s holdings by industry and/or security type, as a percentage of net assets.

Percentage of
Classification	Net Assets

Packaged Foods & Meats	36.2%
Leisure Products	15.1
Household Products	14.8
Personal Products	9.9
Home Entertainment Software	5.6
Short-Term Investment	0.6
Other*	18.1
Liabilities in Excess of Other Assets	(0.3)

Net Assets	100.0%

* Industries which do not appear in the above table, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

FocusShares Trust
Statements of Assets and Liabilities
March 31, 2008 (unaudited)

			ISE-CCM	ISE-Revere
	ISE		Homeland	Wal-Mart
	Homebuilders	ISE SINdex	Security Index	Supplier Index
	Index Fund	Fund	Fund	Fund

ASSETS:
Securities, at cost	$9,214,191	$4,671,300	$4,485,231	$4,481,965

Securities, at value	$11,394,866	$3,914,653	$4,101,961	$4,487,143
Dividends and interest receivable	4,560	10,108	48	33
Receivable from Advisor	—	1,077	1,030	842
Receivable for investments sold	67,547	116,506	—	—

Total Assets	11,466,973	4,042,344	4,103,039	4,488,018

LIABILITIES:
Bank overdraft	—	37,630	2,191	1,867
Payable for investments purchased	87,138	112,536	—	—
Investment advisory fees	294	—	—	—
Chief compliance officer fees	4,682	4,682	4,682	4,682
Principal financial officer fees	4,095	4,095	4,095	4,095
Trustee fees	2,965	2,965	2,965	2,965

Total Liabilities	99,174	161,908	13,933	13,609

NET ASSETS	$11,367,799	$3,880,436	$4,089,106	$4,474,409

COMPONENTS OF NET ASSETS:
Paid-in capital	$9,000,000	$4,600,035	$4,500,000	$4,500,000
Accumulated net investment income (loss)	32,911	21,704	(4,829)	5,380
Accumulated net realized gain (loss) from investments	154,213	15,344	(22,795)	(36,149)
Net unrealized appreciation (depreciation) on investments	2,180,675	(756,647)	(383,270)	5,178

NET ASSETS	$11,367,799	$3,880,436	$4,089,106	$4,474,409

Shares of beneficial interest outstanding (unlimited amount authorized, no par value)	200,000	102,223	100,000	100,000
Net Asset Value	$56.84	$37.96	$40.89	$44.74

The accompanying notes are an integral part of the financial statements.

FocusShares Trust
Statements of Operations
For the period from November 28, 2007 (inception) through March 31, 2008 (unaudited)

			ISE-CCM	ISE-Revere
	ISE		Homeland	Wal-Mart
	Homebuilders	ISE SINdex	Security Index	Supplier Index
	Index Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends	$44,947	$30,206	$3,692	$14,412

EXPENSES:
Investment advisory fees	22,333	9,230	9,245	9,792
Chief compliance officer fees	4,682	4,682	4,682	4,682
Principal financial officer fees	4,095	4,095	4,095	4,095
Trustee	2,965	2,965	2,965	2,965

Gross expenses before fees waived	34,075	20,972	20,987	21,534
Advisor reimbursement and waiver	(22,039)	(12,470)	(12,466)	(12,502)

Total net expenses	12,036	8,502	8,521	9,032

Net investment income (loss)	32,911	21,704	(4,829)	5,380

Net realized gain (loss) from investments	154,213	15,344	(22,795)	(36,149)
Change in net unrealized appreciation (depreciation) on investments	2,180,675	(756,647)	(383,270)	5,178

Net realized and unrealized gain (loss) on investments	2,334,888	(741,303)	(406,065)	(30,971)

Change in Net Assets Resulting from Operations	$2,367,799	$(719,599)	$(410,894)	$(25,591)

The accompanying notes are an integral part of the financial statements.

FocusShares Trust
Statements of Changes in Net Assets
For the period from November 28, 2007 (inception) through March 31, 2008 (unaudited)

			ISE-CCM	ISE-Revere
	ISE		Homeland	Wal-Mart
	Homebuilders	ISE SINdex	Security Index	Supplier Index
	Index Fund	Fund	Fund	Fund

OPERATIONS:
Net investment income (loss)	$32,911	$21,704	$(4,829)	$5,380
Net realized gain (loss) from investments	154,213	15,344	(22,795)	(36,149)
Change in net unrealized appreciation (depreciation) on investments	2,180,675	(756,647)	(383,270)	5,178

Change in net assets resulting from operations	2,367,799	(719,599)	(410,894)	(25,591)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,000,000	4,500,000	4,500,000	4,500,000

Net increase in net assets from capital transactions	9,000,000	4,500,000	4,500,000	4,500,000

Change in net assets	11,367,799	3,780,401	4,089,106	4,474,409
NET ASSETS:
Beginning of period	—	100,035	—	—

End of period	$11,367,799	$3,880,436	$4,089,106	$4,474,409

Accumulated net investment income (loss)	$32,911	$21,704	$(4,829)	$5,380

SHARE TRANSACTIONS:
Shares outstanding, beginning of period	—	2,223	—	—
Shares issued in-kind	200,000	100,000	100,000	100,000

Shares outstanding, end of period	200,000	102,223	100,000	100,000

The accompanying notes are an integral part of the financial statements.

FocusShares Trust
Financial Highlights (unaudited)

	Investment Operations					Total Return		Ratios/Supplementary Data
			Net realized
			and						Ratio of net	Ratio of
	Net asset	Net	unrealized					Ratio of net	investment	gross
	value,	investment	gains	Total from	Net asset			expenses to	income/(loss)	expenses to	Net assets,	Portfolio
	beginning of	income	(losses) on	investment	value, end of	Net Asset	Market	average net	to average	average net	end of period	turnover
	period	(loss)(a)	investments	operations	period	Value(b)(c)	Value(c)(d)	assets(e)	net assets(e)	assets(e)	(in thousands)	rate(c)

ISE Homebuilders Index Fund
March 31, 2008(f)	$45.00	0.17	11.67	11.84	$56.84	26.31%	26.98%	0.35%	0.96%	0.99%	$11,368	18%

ISE SINdex Fund
March 31, 2008(f)	$45.00	0.21	(7.25)	(7.04)	$37.96	(15.64)%	(15.56)%	0.60%	1.53%	1.48%	$3,880	21%

ISE-CCM Homeland Security Index Fund
March 31, 2008(f)	$45.00	(0.05)	(4.06)	(4.11)	$40.89	(9.13)%	(9.13)%	0.60%	(0.34)%	1.48%	$4,089	18%

ISE-Revere Wal-Mart Supplier Index Fund
March 31, 2008(f)	$45.00	0.05	(0.31)	(0.26)	$44.74	(0.58)%	0.09%	0.60%	0.36%	1.43%	$4,474	19%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. Total returns would have been lower had certain expenses not been reduced during the period shown.
(c) Not annualized for periods less than one year.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on NYSE Arca, Inc. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca, Inc.
(e) Annualized for periods less than one year.
(f) The Fund commenced investment operations on November 28, 2007.

The accompanying notes are an integral part of the financial statements.

FocusShares Trust
Notes to Financial Statements
March 31, 2008 (unaudited)

1.	Organization

FocusShares Trust (the “Trust”), a Delaware statutory trust, was formed on July 10, 2007. The Trust currently consists of the following four investment portfolios (collectively, the “Funds” and individually, a “Fund”): the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund, and FocusShares ISE-Revere Wal-Mart Supplier Index Fund. The Funds are authorized to issue an unlimited number of shares of beneficial interest at no par value. The Funds’ investment objective is to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the ISE Homebuilders Index, ISE SINdex, ISE-CCM Homeland Security Index, and ISE-Revere Wal-Mart Supplier Index, respectively.

Pursuant to the creation of the Trust, the ISE SINdex Fund was seeded with $100,035 of capital on October 26, 2007.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Securities Valuation:

The net asset value (“NAV”) per share of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. New York time (“NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of shares outstanding. NAV per share will not be calculated on the days on which the NYSE is closed for trading.

Stocks held by each Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. Cash reserves may be held in a number of financial instruments, such as funds that invest exclusively in money market instruments (“Acquired Funds”). Acquired Funds held by the Funds will be based upon their net asset values, calculated once daily as of the NAV Calculation Time.

When reliable market quotations are not readily available or do not otherwise accurately reflect the fair value of a security held by one or more Funds, such security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Fund’s Board of Trustees (the “Board”). A security’s fair value price is the price a security’s owner might reasonably expect to receive upon its sale. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair-value pricing also may be used for securities if, for example, (1) trading in a security is halted and does not resume before the Fund’s NAV Calculation Time or if a security does not trade in the course of a day, or (2) market quotations are not readily available for a security and the

FocusShares Trust
Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

Fund holds enough of the security that its price could materially affect the Fund’s NAV. Acquired Funds may also use fair value pricing under the circumstances, and with the possible effects, disclosed in the prospectuses for such funds.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

American Depositary Receipts:

American Depositary Receipts (“ADRs”) represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Federal Income Tax:

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

3.	Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expense are recognized on the accrual basis.

4.	Investment Advisory Fees

FocusShares, LLC (the “Advisor”) serves as the Funds’ Advisor. The Advisor is a limited liability company organized and existing under the laws of the state of Delaware. Certain officers and trustees of the Funds are affiliated with the Advisor. The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the Funds’ investment programs. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

Under the Investment Advisory Agreement, the Advisor receives a management fee of 0.65% of the average daily net assets which is accrued daily and paid monthly.

FocusShares Trust
Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

The Advisor has agreed, pursuant to an Expense Limitation Agreement with the Trust, to waive or reduce its fees and to assume other expenses of the Funds, if necessary, through January 31, 2009, to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) and organizational costs. Each Fund has its own expense limitation based on the average daily assets for any full fiscal year as follows:

Current Contractual
Fund	Expense Limitation

ISE Homebuilders Index Fund	0.35%
ISE SINdex Fund	0.60%
ISE-CCM Homeland Security Index Fund	0.60%
ISE-Revere Wal-Mart Supplier Index Fund	0.60%

Amounts waived or reduced by the Advisor may be recouped to the extent that such recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. As of March 31, 2008, the amounts that the Advisor may potentially recoup are as follows:

Fund	Amount

ISE Homebuilders Index Fund	$22,039
ISE SINdex Fund	12,470
ISE-CCM Homeland Security Index Fund	12,466
ISE-Revere Wal-Mart Supplier Index Fund	12,502

Northern Trust Investments, N.A. (“NTI”), pursuant to the terms of a Sub-Advisory Agreement between NTI and the Advisor (the “Sub-Advisory Agreement”), acts as the Funds’ Sub-Advisor (the “Sub-Advisor”). The Sub-Advisor is responsible for managing the investment operations and composition of each Fund in accordance with its investment objective and strategies as stated in the Prospectus and the SAI.

5.	Distribution and Service Fees

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor shall be entitled to no compensation or reimbursement of expenses from the Trust for the services provided by the Distributor pursuant to the Distribution Agreement (the “Distribution Agreement”). The Distributor may receive compensation from the Trust or the Advisor related to additional services as may be agreed to between the Advisor and Distributor or with respect to any services not included under the Distribution Agreement.

6.	Other Services Provided

JPMorgan Investor Services Co. provides administration services. JPMorgan Chase Bank, N.A., provides custody, transfer agency, index receipt agent, and dividend disbursing agent services.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services (“FMS”), an affiliate of the Distributor and FCS, provides a Principal Financial Officer to the Funds. Neither FCS nor FMS have a role in determining the investment policies or which securities are to be purchased by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust. The Principal Financial Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

FocusShares Trust
Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

7.	Buying and Selling Shares

Shares may only be purchased and sold directly from the Funds by certain participants in large increments in an in-kind transaction. Shares will also be listed on the NYSE Arca, Inc. (the “NYSE Arca”) and traded at market prices. Given the structure of the Funds, most individual investors will not be able to purchase shares of the Funds directly from the Funds but will need to purchase them in the secondary market. Transactions in the secondary market are not made at the Funds’ NAV’s but rather are made at market prices which may vary throughout the day and may differ from the Funds’ NAV’s.

Shares may be purchased directly from the Funds only in blocks of 50,000 shares known as Creation Units. The number of shares in a Creation Unit is generally not expected to change, except in the event of a share split, reverse split, or other revaluation. The Funds will not issue fractional Creation Units.

To redeem shares of the Funds, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender shares in Creation Unit-size blocks (50,000 shares) in proper form. Shares of the Funds are not individually redeemable except when aggregated in Creation Units. The Distributor will provide a list of Authorized Participants upon request. As a practical matter, only institutions or large investors known as Authorized Participants may purchase or redeem Creation Units. Thus, some of the information contained in these Notes to Financial Statements — such as references to the transaction fees imposed on purchases and redemptions — is not relevant to retail investors.

Redemption proceeds will be paid in-kind with a basket of securities (“Fund Securities”). The Fund Securities you will receive will generally be the same as that required to purchase Creation Units on the same day. There will be times, however, when the Deposit Securities and Fund Securities differ. The designated list of securities making up the Fund Securities will be available through the NSCC each business day, prior to the opening trading on the NYSE Arca. The Funds reserve the right to honor a redemption request with a non-conforming basket of securities.

A standard transaction fee of $1,000 is applicable to each purchase and redemption, regardless of the number of Creation Units purchased or redeemed.

8.	Investment Transactions

For the period ended March 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives, and in-kind transactions, were as follows:

Fund	Purchases	Sales

ISE Homebuilders Index Fund	$1,876,344	$1,887,615
ISE SINdex Fund	1,017,974	909,069
ISE-CCM Homeland Security Index Fund	751,708	786,628
ISE-Revere Wal-Mart Supplier Index Fund	889,880	863,058

FocusShares Trust
Notes to Financial Statements (continued)
March 31, 2008 (unaudited)

9.	In-Kind Transactions

During the period, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended March 31, 2008, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value

ISE Homebuilders Index Fund	$9,020,410
ISE SINdex Fund	4,492,121
ISE-CCM Homeland Security Index Fund	4,509,033
ISE-Revere Wal-Mart Supplier Index Fund	4,466,216

10.	Concentration Risk

Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. Since each Fund concentrates or otherwise invests a large portion of its assets in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such cases, each Fund may be more volatile than funds based on broader or less volatile market segments. Presently, the ISE-CCM Homeland Security Index Fund does not exhibit concentration in any particular industry or group of industries, although this may change in the future.

FocusShares Trust
Expense Information (unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees; and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 28, 2007, to March 31, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as creation or redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please also note that while the Funds commenced operations on November 28, 2007, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six-month period for the purposes of comparability. This projection assumes that the annualized expense ratio during the period was in effect from October 1, 2007, through March 31, 2008.

FocusShares Trust
Expense Information (unaudited) (continued)

	Beginning
	Account Value	Ending Account	Expenses Paid	Annualized
	November 28,	Value	During the	Expense Ratio
	2007	March 31, 2008	Period*	During Period

ISE Homebuilders Index Fund
Actual	$1,000.00	$1,263.10	$1.35	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.77	0.35%
ISE SINdex Fund
Actual	$1,000.00	$843.60	$1.89	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.95	$3.03	0.60%
ISE-CCM Homeland Security Index Fund
Actual	$1,000.00	$908.70	$1.96	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.95	$3.03	0.60%
ISE-Revere Wal-Mart Supplier Index Fund
Actual	$1,000.00	$994.20	$2.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.95	$3.03	0.60%

* The Fund commenced operations on November 28, 2007. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 125 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

FocusShares Trust
Board Approval of Investment Advisory Agreements (unaudited)

FocusShares, LLC (“FocusShares”) acts as the Funds’ investment advisor and has been appointed to provide to the Funds directly, or arrange through third parties, investment advisory services pursuant to an investment advisory agreement with the Funds (the “Investment Advisory Agreement”). FocusShares is a registered investment advisor under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Funds pay FocusShares a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.65% of the Funds’ average daily net assets. FocusShares has contractually agreed to limit the expenses of the Funds through January 31, 2009 at the following levels: FocusShares ISE Homebuilders Index Fund — 0.35%, FocusShares ISE SINdex Fund — 0.60%, FocusShares ISE-CCM Homeland Security Index Fund — 0.60% and FocusShares ISE-Revere Wal-Mart Supplier Index Fund — 0.60%.

FocusShares has arranged for the provision of investment advisory services pursuant to a sub-advisory agreement between FocusShares and Northern Trust Investments, N.A. (the “Sub-Advisory Agreement”) (“NTI”). NTI is a registered investment adviser under the Advisers Act. FocusShares pays NTI a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.06% of the Funds’ average daily net assets.

Approval Process

The Funds’ Board of Trustees (the “Board”), including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement and the Sub-Advisory Agreement initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board requested from FocusShares and NTI information that the Board believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on September 12, 2007 (the “Meeting”), the Board considered information provided and discussed issues pertaining to the proposed approval of the Investment Advisory Agreement and the Sub-Advisory Agreement with representatives from FocusShares and NTI and with legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting, the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Trustees reviewed the contract approval materials provided by FocusShares and NTI, including, but not limited to (1) an organizational overview of FocusShares and NTI and biographies of the personnel providing services to the Funds, (2) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement, (3) Forms ADV of FocusShares and NTI, and (4) fee comparison data provided by a third party vendor of such information.

In view of the broad scope and variety of factors and information reviewed by the Board, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement and the Sub-Advisory Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

Specifically, the Board reviewed information that included: (1) the nature, extent, and quality of the services that FocusShares and NTI are expected to provide to the Funds; (2) FocusShares and NTI’s systems and processes which would be utilized to effectively manage the Funds; (3) the structure of FocusShares and NTI and their ability to provide services to the Funds, based on their financial condition as well as the credentials, reputation, background and investment experience of its personnel; (4) the

FocusShares Trust
Board Approval of Investment Advisory Agreements (unaudited) (continued)

anticipated costs of services provided and the projected profits to be realized by FocusShares, NTI and their affiliates from the relationship with the Funds; and (5) the absence of economies of scale in the structure of the affiliation of FocusShares and NTI with the Funds and whether such absence impacts the performance for investors as the Funds grow.

After reviewing various materials and reports provided, the Board concluded that (i) FocusShares and NTI were sufficiently experienced and qualified to provide investment advisory services for the Funds; (ii) FocusShares is committed to the Funds, as evidenced by the expense limitation agreement; and (iii) the Funds’ prospective expense ratios are disclosed in the Funds’ registration statement and/or reports to shareholders, allowing investors to make informed decisions about investment in the Funds.

Approval of Investment Advisory Agreement and the Sub-Advisory Agreement

At the Meeting, based on its conclusions, and with the assistance of counsel, the Board including the Independent Trustees determined that the proposed agreements with FocusShares and NTI were fair and reasonable. Accordingly, the Board of Trustees voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement and the Sub-Advisory Agreement.

FocusShares Trust
General Information (unaudited)

INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

PROXY VOTING

A copy of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request, by calling 1-866-453-5199 or emailing info@focusshares.com or on the SEC’s website at www.sec.gov. In addition, information regarding how the Funds actually voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling 1-800-SEC-0330 or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund will also make available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-866-453-5199.

FocusShares
Trustees and Officers (unaudited)

The trustees and officers of FocusShares Exchange Traded Trust (the “Trust”) are listed below, together with their principal occupations during the past five years. The current Statement of Additional Information for the Trust contains additional information about the trustees and officers and is available, without charge, upon request by calling the Trust toll free at 1-866-453-5199.

Name,				Portfolios in
Address*,		Term of Office		Fund	Other
and Year	Position(s)	and Length of	Principal Occupation(s)	Complex	Directorships
of Birth	Held with Funds	Time Served†	During Past Five Years	Overseen‡	Held by Trustee

Independent Trustees
Karl-Otto Hartman, 1955	Trustee and Audit Committee Chairman	Since 3/08	Vice President of Operations, East Hill Management Company LLC (10/07 to present); CEO, IntelliMagic LLC (12/05 to present); Director, Senior VP and General Counsel, JP Morgan Investor Services Co. (1/96 to 11/05)	4	Director, The Thirty-Eight Hundred Fund, LLC (2/08 to present)
Gregory Maroukian, 1959	Trustee	Since 9/07	President and Founder, Precision Escalator, Inc. (elevator and escalator manufacturing)	4	None

Interested Trustee§
Michael J. Voskian, 1963	Trustee, President and Principal Executive Officer and Chairman	Since 7/07 Since 3/08	Chief Operating Officer, FocusShares LLC (3/07 to present); Periodontist, Michael J. Voskian, DMD (9/00 to present); President, Voskian Capital Management (9/00 to present)	4	None

Other Officers
Simon D. Collier, 1961	Chief Financial Officer, Treasurer and Principal Financial Officer	Since 9/07	President of Foreside Financial Group LLC (“FFG”), (financial services firm), the parent of the Distributor, and holds various officer positions of FFG subsidiaries, 2005 to present; President, Foreside Services, Inc. (staffing services firm), an affiliate of the Distributor, 2006 to present; Chief Operating Officer and Managing Director, Global Fund Services, Citigroup 2003-2005; Managing Director, Global Securities Services for Investors, Citibank, N.A. 1999-2003. Mr. Collier serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.	N/A	N/A

FocusShares
Trustees and Officers (unaudited)

Name,				Portfolios in
Address,		Term of Office		Fund	Other
and Year	Position(s)	and Length of	Principal Occupation(s)	Complex	Directorships
of Birth	Held with Funds	Time Served	During Past Five Years	Overseen	Held by Trustee

Erik Liik, 1958	Secretary and Vice President	Since 9/07 Since 3/08	President and Chief Executive Officer, FocusShares LLC (3/07 to present); Managing Director, American Stock Exchange (1/01 to 7/06)	N/A	N/A
David M. Whitaker, 1971	Chief Compliance Officer	Since 9/07	Counsel, Foreside Financial Group, (9/07 to present); Managing Member, Beacon Fund Services, LLC (a financial services consulting firm) (4/07 to present); Vice President and Product Manager, Citigroup Fund Services, LLC (4/04 to 4/07); Counsel, PFPC, Inc. (a fund services company) (1999 – 2004)	N/A	N/A

*	The address for each Trustee and officer is 210 Summit Avenue, Suite C-11, Montvale, N.J. 07645
†	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
‡	The Fund Complex consists of the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund, and FocusShares ISE-Revere Wal-Mart Supplier Index Fund.
§	Mr. Voskian is an “interested trustee” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Adviser.

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Semi-annual Report to Shareholders

FocusShares Trust
210 Summit Avenue
Suite C-11
Montvale, NJ 07645

Shareholder Information:
Foreside Fund Services, LLC
Two Portland Square, First Floor
Portland, ME 04101
(866) 453-5199
www.foresides.com

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Shares of the FocusShares Trust are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC (ISE). ISE makes no representation or warranty, express or implied, to the owners of the shares of the FocusShares Trust or any member of the public regarding the advisability of trading in the product(s). ISE’s only relationship to FocusShares, LLC (“Licensee”) is the licensing of certain trademarks and trade names of ISE and of the ISE Homebuilders Index, ISE SINdex, ISE-CCM Homeland Security Index and ISE-Revere Wal-Mart Supplier Index, which are determined, composed and calculated by ISE without regard to licensee or the FocusShares Trust.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 3. Audit Committee Financial Expert.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable to the Registrant.
Item 6. Schedule of Investments
(a)	The complete schedule of investments is included under Item 1 of this Form N-CSR filing.

(b)	The Registrant has not divested any securities in accordance with Section 13(c) of the Investment Company Act of 1940 during the reporting period of this Form N-CSR filing.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant does not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FocusShares Trust

By:	/s/ Michael Voskian Michael Voskian President June 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Voskian Michael Voskian President June 5, 2008

By:	/s/ Simon Collier Simon Collier Treasurer June 5, 2008